Cash flows information - Reconciliation of Financing Items (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 5,661,905	$ 5,308,028
Increase of new debt (non-cash transactions)	135,495	178,685
Loss related to modification and measurement of Promissory Notes		84,236
Interest payable on Promissory Notes	619,779	82,588
Payment of Promissory Notes and Convertible Note	(1,974,787)
Payment of accrued interests of Promissory Notes	(2,955,495)
Amortization of issuance costs	5,967
Payment of debt	(208,679)	(104,769)	$ (360,107)
Interest payment on debt	(94,734)	(25,224)	(41,859)
Accrued interest on debt	94,734	25,224
Proceeds from credit line		99,618
Finance obtained through supplier finance arrangements	3,498,928	2,195,833
Payments made on supplier finance arrangements	(3,264,023)	(2,084,319)
Exchange rate fluctuation	51,559	(635,186)
Ending Balance	1,033,458	5,661,905	5,308,028
Promissory Notes, Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	4,340,452	4,276,058
Loss related to modification and measurement of Promissory Notes		82,893
Interest payable on Promissory Notes	556,883	76,168
Payment of Promissory Notes and Convertible Note	(1,687,810)
Payment of accrued interests of Promissory Notes	(2,774,333)
Exchange rate fluctuation	45,523	(575,382)
Ending Balance	0	4,340,452	4,276,058
Promissory Notes, Third Parties (Debt)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	449,716	445,281
Loss related to modification and measurement of Promissory Notes		1,343
Interest payable on Promissory Notes	62,896	6,420
Payment of Promissory Notes and Convertible Note	(286,977)
Payment of accrued interests of Promissory Notes	(181,162)
Amortization of issuance costs	5,967
Exchange rate fluctuation	6,036	(59,804)
Ending Balance	0	449,716	445,281
Financing of Transportation and Store Equipment and Credit Lines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	421,887	248,353
Increase of new debt (non-cash transactions)	135,495	178,685
Payment of debt	(208,679)	(104,769)
Interest payment on debt	(94,734)	(25,224)
Accrued interest on debt	94,734	25,224
Proceeds from credit line		99,618
Ending Balance	348,703	421,887	248,353
Supplier Finance Arrangement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	449,850	338,336
Finance obtained through supplier finance arrangements	3,498,928	2,195,833
Payments made on supplier finance arrangements	(3,264,023)	(2,084,319)
Ending Balance	$ 684,755	$ 449,850	$ 338,336